Income Tax Expense (Details) - Schedule of movement of valuation allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of movement of valuation allowance [Abstract]
At the beginning of year	¥ 15,226,575	¥ 10,443,239
Current year additions	613,314	7,238,296
Current year reversals	(6,722,726)	(2,427,869)
Current year expiration of carryforwards	(873)	(27,091)
Net change in the valuation allowance	(6,110,285)	4,783,336
At the end of year	¥ 9,116,290	¥ 15,226,575